SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Recently Issued Accounting Pronouncements - Investments (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Investments
Accumulated other comprehensive income (loss)	$ (292)	$ (334)
Retained earnings	410	$ 658
Forecast adjustment | ASU No. 2014-09 Revenue Recognition
Revenue Recognition
Cumulative effect adjustment	0
Forecast adjustment | ASU No. 2016-01 Financial Instruments
Investments
Accumulated other comprehensive income (loss)	115
Retained earnings	$ 115